Long-Term Debt - 172.5 Million Secured Loan Facility (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2024	Sep. 30, 2023	Apr. 30, 2013	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2014
Long-Term Debt
Repayment of outstanding debt			$ 118.9
$172.5 million loan facility
Long-Term Debt
Face amount of debt				$ 172.5	$ 172.5	$ 172.5
Repayment of outstanding debt	$ 10.4	$ 10.2